INTREPID CAPITAL MANAGEMENT FUNDS TRUST

Supplement dated July 30, 2008 to the
Prospectus dated January 28, 2008

Effective July 17, 2008, the information regarding Jayme Wiggins on page 10 of the prospectus is deleted.  Mark Travis and Gregory Estes co-manage the Intrepid Income Fund as of July 17, 2008.

Please retain this Supplement for future reference.

INTREPID CAPITAL MANAGEMENT FUNDS TRUST

Supplement dated July 30, 2008 to the
Statement of Additional Information dated January 28, 2008

Effective July 17, 2008, the information regarding Jayme Wiggins in the Statement of Additional Information, under the section “Portfolio Managers,” beginning on page B-18, is deleted.  Mark Travis and Gregory Estes co-manage the Intrepid Income Fund as of July 17, 2008.

John J. Broaddus resigned from the Trust’s board of trustees as of January, 2008, and no longer serves as an independent trustee.

Please retain this Supplement for future reference.